Organization and Principal Activities	12 Months Ended
Dec. 31, 2023
Organization and Principal Activities
Organization and Principal Activities

1. Organization and Principal Activities

Baozun Inc. (the “Company”) was incorporated under the laws of Cayman Islands on December 18, 2013. The Company, its subsidiaries and its VIE (collectively referred to as the “Group”) are principally engaged to provide its customers with end-to-end E-commerce solutions including the sales of apparel, home and electronic products, online store design and setup, visual merchandising and marketing, online store operations, customer services, warehousing and order fulfillment.

As of December 31, 2023, the Company’s major subsidiaries and VIE which, in the opinion of the directors of the Company, principally affected the results, assets or liabilities of the Group are as follows:

	Date of	Place of	Issued share
	Incorporation	Incorporation/Opearation	capital/Paid	Legal
	/Acquisition	and legal status	in capital	ownership
Subsidiaries:
Baozun Hong Kong Holding Limited	10-Jan-14	HK	HKD 10,000	100%
Shanghai Baozun E-commerce Limited (“Shanghai Baozun”)	11-Nov-03	PRC/wholly foreign owned enterprise	RMB1,800,000,000	100%
Shanghai Bodao E-commerce Limited	30-Mar-10	PRC/limited liability Company	RMB10,000,000	100%
Shanghai Yingsai Advertisement Limited	30-Mar-10	PRC/limited liability Company	RMB8,648,649	100%
Baozun Hongkong Limited	11-Sep-13	HK	HKD10,000,000	100%
Shanghai Fengbo E-commerce Limited	29-Dec-11	PRC/limited liability Company	RMB10,000,000	100%
Baozun Hongkong Investment Limited	21-July-15	HK	HKD 100,000	100%
Baotong Inc.	19-Jun-19	Cayman	USD 10,681.32	63%
Baotong Hong Kong Holding Limited	5-May-16	HK	HKD 10,000	63%
Baotong E-logistics Technology (Suzhou) Limited	27-Mar-17	PRC/wholly foreign owned enterprise	RMB260,252,000	63%
Baozun Brand Management Limited	07-Oct-22	HK	RMB 100,000,000	100%
White Horse Hongkong Holding Limited	08-Nov-22	HK	RMB10,000,000	100%
Gap (Shanghai) Commercial Co., Ltd.	31-Jan-23	PRC	USD 257,551,995	100%

VIE:
Shanghai Zunyi Business Consulting Ltd. (“Shanghai Zunyi”)	31-Dec-10	PRC/variable interest entity	RMB50,000,000	N/A